Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2019	2018	2017

Balance at year-end	$5,075	$90,398	$74,707
Average balance outstanding	14,808	42,231	63,910
Maximum month-end balance	92,000	101,857	114,025
Weighted-average rate at year-end	1.66%	2.53%	1.36%
Weighted-average rate during the year	2.49%	1.99%	1.18%